1. Nature of Business and Basis of presentation (June 30, 2017 Note) (Details Narrative) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (95,619,939)	$ (93,778,156)	$ (86,502,043)